Note 9 - Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning of the year		$ 6,229,143,000
End of the year		6,063,908,000	$ 6,229,143,000
Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		610,864,000
End of the year		621,664,000	610,864,000
Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		5,341,714,000
End of the year		5,184,669,000	5,341,714,000
Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		67,073,000
End of the year		67,000,000	67,073,000
Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year		167,079,000
End of the year		127,378,000	167,079,000
Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year		42,413,000
End of the year		63,197,000	42,413,000
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		13,246,680,000	12,498,672,000
Translation differences		(131,756,000)	190,224,000
Additions		317,568,000	524,651,000
Disposals / Consumptions		(35,909,000)	(14,484,000)
Transfers / Reclassifications		25,399,000	37,332,000
End of the year		13,421,982,000	13,246,680,000
Increase due to business combinations (*)	[1]		10,285
Gross carrying amount [member] | Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		712,061,000	599,710,000
Translation differences		(5,628,000)	5,493,000
Additions		723,000	63,000
Disposals / Consumptions		(221,000)	(1,293,000)
Transfers / Reclassifications		25,643,000	105,901,000
End of the year		732,578,000	712,061,000
Increase due to business combinations (*)	[1]		2,187
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		11,954,585,000	10,034,500,000
Translation differences		(117,977,000)	178,598,000
Additions		681,000	7,423,000
Disposals / Consumptions		(21,836,000)	(3,966,000)
Transfers / Reclassifications		306,116,000	1,732,376,000
End of the year		12,121,569,000	11,954,585,000
Increase due to business combinations (*)	[1]		5,654
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		370,542,000	346,486,000
Translation differences		(5,458,000)	5,518,000
Additions		1,245,000	1,252,000
Disposals / Consumptions		(10,269,000)	(7,319,000)
Transfers / Reclassifications		21,200,000	22,161,000
End of the year		377,260,000	370,542,000
Increase due to business combinations (*)	[1]		2,444
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year		167,079,000	1,492,572,000
Translation differences		(2,269,000)	284,000
Additions		294,163,000	497,423,000
Disposals / Consumptions		(42,000)	(94,000)
Transfers / Reclassifications		(331,553,000)	(1,823,106,000)
End of the year		127,378,000	167,079,000
Increase due to business combinations (*)	[1]
Gross carrying amount [member] | Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year		42,413,000	25,404,000
Translation differences		(424,000)	331,000
Additions		20,756,000	18,490,000
Disposals / Consumptions		(3,541,000)	(1,812,000)
Transfers / Reclassifications		3,993,000
End of the year		63,197,000	42,413,000
Increase due to business combinations (*)	[1]
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		7,017,537,000	6,496,733,000
Translation differences		(78,463,000)	120,838,000
Disposals / Consumptions		(29,967,000)	(10,372,000)
Transfers / Reclassifications		(498,000)	8,869,000
Depreciation charge		449,465,000	401,469,000
End of the year		7,358,074,000	7,017,537,000
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		101,197,000	89,274,000
Translation differences		(1,383,000)	1,204,000
Disposals / Consumptions		(53,000)	(386,000)
Transfers / Reclassifications			1,699,000
Depreciation charge		11,153,000	9,406,000
End of the year		110,914,000	101,197,000
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		6,612,871,000	6,125,552,000
Translation differences		(72,141,000)	114,675,000
Disposals / Consumptions		(21,232,000)	(3,781,000)
Transfers / Reclassifications		173,000	7,575,000
Depreciation charge		417,229,000	368,850,000
End of the year		6,936,900,000	6,612,871,000
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		303,469,000	281,907,000
Translation differences		(4,939,000)	4,959,000
Disposals / Consumptions		(8,682,000)	(6,205,000)
Transfers / Reclassifications		(671,000)	(405,000)
Depreciation charge		21,083,000	23,213,000
End of the year		310,260,000	303,469,000
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year
Translation differences
Disposals / Consumptions
Transfers / Reclassifications
Depreciation charge
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year
Translation differences
Disposals / Consumptions
Transfers / Reclassifications
Depreciation charge
End of the year

[1]	Related to Garrett LLC acquisition, see Note 25.